OTHER CURRENT ASSETS - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
OTHER CURRENT ASSETS
Balance at beginning of the period	$ 6,874	$ 20,621
Charge to expenses	565
Reversal of charge to other receivable		(12,965)
Foreign exchange income	(361)	(579)
Balance at end of the period	$ 7,078	$ 7,077